ASSET ACCUMULATOR
ASSET PORTFOLIO MANAGER
CORPORATE BENEFITS
STRATEGIC INVESTOR

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account L1

Supplement Effective as of April 30, 2012

This supplement updates and amends certain information contained in your current variable life insurance prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the ING Artio Foreign Portfolio.

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the ING Artio Foreign Portfolio. Subject to shareholder approval, effective on or about July 21, 2012 (the “Reorganization Effective Date”), the ING Artio Foreign Portfolio (the “Merging Fund”) will be reorganized and will merge with and into the following “Surviving Fund.”

Merging Fund	Surviving Fund
ING Artio Foreign Portfolio (Class I)	ING Templeton Foreign Equity Portfolio (Class I)

Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to the fixed account. See the Transfers section of your policy prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Effective Date, your investment in the subaccount that invests in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value.

Unless you provide us with alternative allocation instructions, after the Reorganization Effective Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. You may give us alternative allocation instructions at any time by contacting the ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or "www.ingservicecenter.com">www.ingservicecenter.com. See the Transfers section of your policy prospectus for information about making fund allocation changes.

After the Reorganization Effective Date, the Merging Fund will no longer be available through your policy.

You will not incur any fees or charges or any tax liability because of the reorganization, and your policy valueimmediately before the reorganization will equal your policy value immediately after the reorganization.

There will be no further disclosure regarding the Merging Fund in future supplements to your policy prospectus.

X.SLDT-12	Page 1 of 10	April 2012

IMPORTANT INFORMATION ABOUT THE FUNDS AVAILABLE THROUGH THE POLICIES

The following chart lists the funds that are, effective April 30, 2012, available through the policies, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Investment Adviser/
Fund Name	Subadviser	Investment Objective
American Funds® – Growth Fund	Investment Adviser:	Seeks growth of capital by investing
(Class 2)	Capital Research and Management	primarily in common stocks and seeks
	CompanySM	to invest in companies that appear to
offer superior opportunities for
growth of capital.
American Funds® – Growth-	Investment Adviser:	Seeks capital growth over time and
Income Fund (Class 2)	Capital Research and Management	income by investing primarily in
	CompanySM	common stocks or other securities that
demonstrate the potential for
appreciation and/or dividends.
American Funds® – International	Investment Adviser:	Seeks growth of capital over time by
Fund (Class 2)	Capital Research and Management	investing primarily in common stocks
	CompanySM	of companies located outside the
United States.
BlackRock Global Allocation V.I.	Investment Adviser:	Seeks high total investment return.
Fund (Class III)	BlackRock Advisors, LLC
Subadvisers:
BlackRock Investment Management,
LLC; BlackRock International Limited
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Service Class)	Fidelity Management & Research
Company (“FMR”)
Subadvisers:
FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Service Class)	FMR	considers the potential for capital
	Subadvisers:	appreciation. Seeks to achieve a yield
	FMRC and other investment advisers	which exceeds the composite yield on
the securities comprising the S&P
500® Index.

X.SLDT-12	Page 2 of 10	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Artio Foreign Portfolio	Investment Adviser:	Seeks long-term growth of capital.
(Class I)	Directed Services LLC
Subadviser:
Artio Global Management, LLC
ING BlackRock Health Sciences	Investment Adviser:	Seeks long-term capital growth.
Opportunities Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Advisors, LLC
ING BlackRock Large Cap Growth	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
BlackRock Investment Management,
LLC
ING Clarion Global Real Estate	Investment Adviser:	Seeks high total return, consisting of
Portfolio (Class S)	ING Investments, LLC	capital appreciation and current
	Subadviser:	income.
CBRE Clarion Securities LLC
ING DFA Global Allocation	Investment Adviser:	Seeks high level of total return,
Portfolio (Class I) [1]	Directed Services LLC	consisting of capital appreciation and
	Subadviser:	income.
Dimensional Fund Advisors LP
ING DFA World Equity Portfolio	Investment Adviser:	Seeks long-term capital appreciation.
(Class I) [1]	Directed Services LLC
Subadviser:
Dimensional Fund Advisors LP
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
FMR
ING Franklin Templeton Founding	Investment Adviser:	Seeks capital appreciation and
Strategy Portfolio (Class I) [1]	Directed Services LLC	secondarily, income.
ING Global Resources Portfolio	Investment Adviser:	A non-diversified portfolio that seeks
(Class I)	Directed Services LLC	long-term capital appreciation.
Subadviser:
ING Investment Management Co.
LLC
ING Invesco Van Kampen Growth	Investment Adviser:	Seeks long-term growth of capital and
and Income Portfolio (Class S)	Directed Services LLC	income.
Subadviser:
Invesco Advisers, Inc.
ING JPMorgan Emerging Markets	Investment Adviser:	Seeks capital appreciation.
Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management
Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management
Inc.

X.SLDT-12	Page 3 of 10	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Large Cap Growth Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks to
	ING Investment Management Co.	enhance its total return through capital
	LLC	appreciation when market factors,
such as falling interest rates and rising
bond prices, indicate that capital
appreciation may be available without
significant risk to principal.
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class S)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
LLC
ING MFS Total Return Portfolio	Investment Adviser:	Seeks above-average income
(Class I)	Directed Services LLC	(compared to a portfolio entirely
	Subadviser:	invested in equity securities)
	Massachusetts Financial Services	consistent with the prudent
	Company	employment of capital and
secondarily, seeks reasonable
opportunity for growth of capital and
income.
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Marsico Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
Marsico Capital Management, LLC
ING PIMCO Total Return Bond	Investment Adviser:	Seeks maximum total return,
Portfolio (Class I)	Directed Services LLC	consistent with preservation of capital
	Subadviser:	and prudent investment management.
Pacific Investment Management
Company LLC
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class I)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Pioneer Investment Management, Inc.

X.SLDT-12	Page 4 of 10	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Retirement Growth Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I) [1]	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be greater than
that of the ING Retirement Moderate
Growth Portfolio.
ING Retirement Moderate Growth	Investment Adviser:	Seeks a high level of total return
Portfolio (Class I) [1]	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be greater than
that of ING Retirement Moderate
Portfolio but less than that of ING
Retirement Growth Portfolio.
ING Retirement Moderate Portfolio	Investment Adviser:	Seeks a high level of total return
(Class I) [1]	Directed Services LLC	(consisting of capital appreciation and
	Asset Allocation Consultants:	income) consistent with a level of risk
	Asset Allocation Committee	that can be expected to be less than
that of ING Retirement Moderate
Growth Portfolio.
ING T. Rowe Price Capital	Investment Adviser:	Seeks, over the long-term, a high total
Appreciation Portfolio (Class I)	Directed Services LLC	investment return, consistent with the
	Subadviser:	preservation of capital and with
	T. Rowe Price Associates, Inc.	prudent investment risk.
ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income as
Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.
ING T. Rowe Price International	Investment Adviser:	Seeks long-term growth of capital.
Stock Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC
ING Baron Growth Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I) [2]	Directed Services LLC
Subadviser:
BAMCO, Inc.
ING Columbia Small Cap Value II	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Columbia Management Investment
Advisors, LLC
ING Global Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class S)	Directed Services LLC	through a combination of current
	Subadviser:	income and capital appreciation.
ING Investment Management Co.
LLC

X.SLDT-12	Page 5 of 10	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Invesco Van Kampen	Investment Adviser:	Seeks capital growth and income.
Comstock Portfolio (Class I)	Directed Services LLC
Subadviser:
Invesco Advisers, Inc.
ING Invesco Van Kampen Equity	Investment Adviser:	Seeks total return, consisting of long-
and Income Portfolio (Class I)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Invesco Advisers, Inc.
ING JPMorgan Mid Cap Value	Investment Adviser:	Seeks growth from capital
Portfolio (Class I)	Directed Services LLC	appreciation.
Subadviser:
J. P. Morgan Investment Management
Inc.
ING Oppenheimer Global Portfolio	Investment Adviser:	Seeks capital appreciation.
(Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management, Inc.
ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity	Investment Adviser:	Seeks long-term capital growth.
Portfolio (Class I) [3]	Directed Services LLC
Subadviser:
Templeton Investment Counsel, LLC
ING UBS U.S. Large Cap Equity	Investment Adviser:	Seeks long-term growth of capital and
Portfolio (Class I)	Directed Services LLC	future income.
Subadviser:
UBS Global Asset Management
(Americas) Inc.
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of capital
	ING Investments, LLC	appreciation (both realized and
	Subadviser:	unrealized) and current income; the
	ING Investment Management Co.	secondary investment objective is
	LLC	long-term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified portfolio
	LLC	consisting primarily of debt securities.
It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.

X.SLDT-12	Page 6 of 10	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Growth and Income Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	through investments in a diversified
	Subadviser:	portfolio of common stocks and
	ING Investment Management Co.	securities convertible into common
	LLC	stocks. It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.
ING Index Plus LargeCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the S&P 500® Index,
	Subadviser:	while maintaining a market level of
	ING Investment Management Co.	risk.
LLC
ING Index Plus MidCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard and
	Subadviser:	Poor’s MidCap 400 Index, while
	ING Investment Management Co.	maintaining a market level of risk.
LLC
ING Index Plus SmallCap Portfolio	Investment Adviser:	Seeks to outperform the total return
(Class I)	ING Investments, LLC	performance of the Standard and
	Subadviser:	Poor’s SmallCap 600 Index, while
	ING Investment Management Co.	maintaining a market level of risk.
LLC
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co.	appreciation and income) of a widely
	LLC	accepted international index.
ING RussellTM Large Cap Growth	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return (which includes capital
	LLC	appreciation and income) of the
Russell Top 200® Growth Index.
ING RussellTM Large Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co.	appreciation and income) of the
	LLC	Russell Top 200® Index.
ING RussellTM Large Cap Value	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return (which includes capital
	LLC	appreciation and income) of the
Russell Top 200® Value Index.
ING RussellTM Mid Cap Growth	Investment Adviser:	A non-diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return (which includes capital
	LLC	appreciation and income) of the
Russell Midcap® Growth Index.

X.SLDT-12	Page 7 of 10	April 2012

Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING RussellTM Small Cap Index	Investment Adviser:	Seeks investment results (before fees
Portfolio (Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co.	appreciation and income) of the
	LLC	Russell 2000® Index.
ING Small Company Portfolio	Investment Adviser:	Seeks growth of capital primarily
(Class S)	ING Investments, LLC	through investment in a diversified
	Subadviser:	portfolio of common stocks of
	ING Investment Management Co.	companies with smaller market
	LLC	capitalizations.
ING U.S. Bond Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class I)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return (which includes capital
	ING Investment Management Co.	appreciation and income) of the
	LLC	Barclays Capital U.S. Aggregate Bond
Index.
ING SmallCap Opportunities	Investment Adviser:	Seeks long-term capital appreciation.
Portfolio (Class I)	ING Investments, LLC
Subadviser:
ING Investment Management Co.
LLC
M Business Opportunity Value	Investment Adviser:	Seeks to provide long-term capital
Fund [4]	M Financial Investment Advisers, Inc.	appreciation.
Subadviser:
Iridian Asset Management LLC
M Capital Appreciation Fund [4]	Investment Adviser:	Seeks to provide maximum capital
	M Financial Investment Advisers, Inc.	appreciation.
Subadviser:
Frontier Capital Management
Company, LLC
M International Equity Fund [4]	Investment Adviser:	Seeks to provide long-term capital
	M Financial Investment Advisers, Inc.	appreciation.
Subadviser:
Brandes Investment Partners, L.P.
M Large Cap Growth Fund [4]	Investment Adviser:	Seeks to provide long-term capital
	M Financial Investment Advisers, Inc.	appreciation.
Subadviser:
DSM Capital Partners LLC
Neuberger Berman AMT Socially	Investment Adviser:	Seeks long-term growth of capital by
Responsive Portfolio® (Class I)	Neuberger Berman Management LLC	investing primarily in securities of
	Subadviser:	companies that meet the portfolio’s
	Neuberger Berman LLC	financial criteria and social policy.

1

This fund is structured as a “fund of funds.” A fund structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities because it also incurs the fees and expenses of the underlying funds in which it invests. Please refer to the fund prospectus for information about the aggregate annual operating expenses of the fund and its corresponding underlying fund or funds.

2	Prior to April 30, 2012, this fund was known as the ING Baron Small Cap Growth Portfolio.
3	In connection with the upcoming fund reorganization, the ING Templeton Foreign Equity Portfolio (Class I) has been added to your policy as an available investment option.
4	The M Funds are only available through broker/dealers associated with the M Financial Group/

X.SLDT-12	Page 8 of 10	April 2012

IMPORTANT INFORMATION ABOUT FUNDS CLOSED TO NEW INVESTMENT

The subaccounts that invest in the following funds have been closed to new investment:

  Fidelity® VIP Investment Grade Bond Portfolio

  ING American Century Small-Mid Cap Value Portfolio

  ING Large Cap Value Portfolio

  ING MidCap Opportunities Portfolio

  ING PIMCO Total Return Portfolio

  ING Strategic Allocation Conservative Portfolio

  ING Strategic Allocation Growth Portfolio

  ING Strategic Allocation Moderate Portfolio

  Invesco V.I. Core Equity Fund

  Van Eck VIP Global Hard Assets Fund 5

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the Transfers section of your policy prospectus for information about making fund allocation changes.

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See the Lapse section of your policy prospectus for more information about how to keep your policy from lapsing. See also the Reinstatement section of your policy prospectus for information about how to put your policy back in force if it has lapsed.

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST BEARING RETAINED ASSET ACCOUNT

Subject to state law conditions and requirements, full payment of your surrender value or the death benefit proceeds to a beneficiary may be made into an interest bearing retained asset account that is backed by our general account.

The retained asset account is not guaranteed by the FDIC. The beneficiary may access the entire surrender value or death benefit proceeds in the account at any time without penalty through a draftbook feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the surrender value or death benefit proceeds. Interest earned on the surrender value or death benefit proceeds in the account may be less than could be earned if they were invested outside of the account. Likewise, interest credited on the surrender value or death benefit proceeds in the account may be less than under other settlement or payment options available through the policy. A beneficiary should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or qualified tax advisor before choosing a settlement or payment option.

5	The Van Eck VIP Global Hard Assets Fund was never offered as an investment option in the Corporate Benefits product.

X.SLDT-12	Page 9 of 10	April 2012

A beneficiary may request additional information about the retained asset account and the draftbook feature or may elect to receive payment of the surrender value or death benefit proceeds by check rather than through the account’s draftbook feature by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com.

REGULATORY MATTERS

As with many financial services companies, the company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the company or the financial services industry. Considerable regulatory scrutiny currently is being focused on whether and to what extent life insurance companies are using the United States Social Security Administration’s Death Master File (“SSDMF”) to proactively ascertain when customers have deceased and to pay benefits even where no claim for benefits has been made. The company has received industry-wide and company-specific inquiries and is engaged in market conduct examinations with respect to its claims settlement practices, use of the SSDMF and compliance with unclaimed property laws. A majority of states are conducting an audit of the company’s compliance with unclaimed property laws. The company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for death benefits has been made. Some of the investigations, exams, inquiries and audits could result in regulatory action against the company. The potential outcome of such action is difficult to predict but could subject the company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the company’s procedures for the identification and escheatment of abandoned property and other financial liability. While it is not possible to predict the outcome of any such action, or internal or external investigations, examinations, reviews or inquiries, management does not believe that they will have a material adverse effect on the company’s financial position. It is the practice of the company and its affiliates to cooperate fully in these matters.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your policy, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050

If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.SLDT-12	Page 10 of 10	April 2012